SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified		2 Months Ended
	Feb. 28, 2013	Feb. 28, 2014 Subsequent event	Feb. 01, 2014 Subsequent event	Mar. 28, 2014 Golar LNG Partners Subsequent event	Feb. 28, 2014 Golar LNG Partners Subsequent event	Mar. 28, 2014 Golar LNG Partners Subsequent event Vessels and equipment	Mar. 28, 2014 Interest rate swap Golar LNG Partners Subsequent event
Subsequent events:
Cash distribution per share (USD per share)	$ 0.45				$ 0.52
Dividend Income, Operating		$ 14.7
Level of purchase price financed through sale and leaseback			90.00%
Subsidiary or Equity Method Investee, Drop-Down Amount				310.0		310.0
Debt assumed by equity method investee				161.3
Subsidiary or Equity Method Investee, Derivative Asset Sold							$ 3.3